Taxation - Schedule of Components Loss Before Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United Kingdom	$ (46,202)	$ 24,130	$ (620,591)
United States	(49,227)	(80,969)	(993,786)
Foreign Other	109,453	77,428	(300,409)
Income / (loss) from operations before taxes	$ 14,024	$ 20,589	$ (1,914,786)